Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Basic earnings per share [abstract]
Profit for the year attributable to equity holders of the Company	£ 24,007	£ 18,975	£ 16,832
Weighted average number of shares outstanding (in shares)	50,116,979	45,100,165	45,258,750
Earnings per share - basic (in gbp per share)	£ 0.48	£ 0.42	£ 0.37
Diluted earnings per share [abstract]
Profit for the year attributable to equity holders of the Company	£ 24,007	£ 18,975	£ 16,832
Fair value movement of financial liabilities	0	126	0
Profit for the year attributable to equity holders of the Company including impact of fair value adjustment of contingent consideration	£ 24,007	£ 19,101	£ 16,832
Weighted average number of shares outstanding (in shares)	50,116,979	45,100,165	45,258,750
Diluted by: options in issue and contingent shares (in shares)	4,909,244	5,326,051	4,033,770
Weighted average number of shares outstanding (diluted) (in shares)	55,026,223	50,426,216	49,292,520
Earnings per share - diluted (in gbp per share)	£ 0.44	£ 0.38	£ 0.34